TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade payables [Abstract]
Schedule of Aging Analysis of Trade Payables

The aging analysis of trade payables as of December 31, 2018 and 2019 is as follows:

	December 31,
	2018	2019	2019
	CNY	CNY	US$

Within 1 year	—	3,796	546
1 to 2 years	—	—	—
Over 2 years	100	100	14
	100	3,896	560